14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Supplemental Disclosure With Respect To Cash Flows Details Narrative
Issuance of common shares for mineral property acquisitions	250,000	0
Value of shares issued for mineral property acquisitions	$ 73,618	$ 0
Loan advance from OTLLC	$ 0	$ 93,246